Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum payments under
non-cancelable
operating leases with initial terms in excess of one year consist of the following as of December 31, 2020:

	RMB	US$
		(Note 2)
For the years ending:
2021	8,949	1,372
2022	9,712	1,488
2023	6,956	1,066
2024	—	—
2025	—	—

Total	25,617	3,926